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<FILENAME>a201009_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: September 30 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        10/12/2010
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total: $189,677
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
September 30 2010

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

AUTONATION INC		    COM 	05329W102	2,906	 125,000   SH		SOLE	NONE   125,000	0
BANK OF AMERICA CORP	    COM		060505104       5,664    432,285   SH		SOLE	NONE   432,285  0
BANK OF AMERICA CORP	    WTS10/28/18 060505153	  714	 300,000   SH		SOLE	NONE   300,000 	0
BJS WHOLESALE CLUB INC	    COM		05548J106	2,905	  70,000   SH		SOLE	NONE	70,000	0
COPART INC		    COM		217204106	2,720	  82,500   SH		SOLE	NONE	82,500	0
CROWN CASTLE INTL CORP	    COM		228227104	1,987	  45,000   SH		SOLE	NONE	45,000	0
EAGLE MATERIALS INC	    COM		26969P108       5,821    245,600   SH		SOLE	NONE   245,600	0
EMMIS COMMUNICATIONS CORP   COM	CL A	291525103	  266	 340,700   SH		SOLE	NONE   340,700	0
ENTERTAINMENT PPTYS TR      PFD SER C	29380T402	  197	  10,500   SH		SOLE	NONE	10,500	0
EXCO RESOURCES INC	    COM		269279402	1,487	 100,000   SH		SOLE	NONE   100,000	0
FEDERAL NATL MTG ASSN	    PFD SR 08-1	313586745	   10     25,000   SH		SOLE	NONE	25,000	0
FELCOR LODGING TR INC       PFD SER A	31430F200       1,345     62,500   SH		SOLE	NONE    62,500  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103       3,045    600,600   SH		SOLE	NONE   600,600  0
GENERAL GROWTH PPTYS INC    cOM		370021107      11,509    737,743   SH		SOLE	NONE   737,743	0
ISTAR FINANCIAL INC         COM		45031U101       1,951    637,500   SH		SOLE	NONE   637,500  0
JACK IN THE BOX INC         COM		466367109      13,790	 643,200   SH		SOLE	NONE   643,200	0
LAMAR ADVERTISING CO	    COM	CL A	512815101       8,046    252,861   SH		SOLE	NONE   252,861  0
PENNSYLVANIA RL ESTATE INVT COM		709102107       3,321    280,000   SH		SOLE	NONE   280,000  0
REIS INC		    COM		75936P105	  760	 119,000   SH		SOLE	NONE   119,000	0
SAUER-DANFOSS INC	    COM		804137107	1,171	  55,000   SH		SOLE	NONE	55,000	0
SEARS HOLDINGS CORPORATION  COM         812350106       2,207 	  30,600   SH           SOLE    NONE    30,600  0
SL GREEN RLTY CORP	    COM		78440X101       1,013     15,988   SH		SOLE	NONE    15,988  0
SONIC CORP		    COM		835451105	  727	  90,000   SH		SOLE	NONE	90,000	0
UNION PACIFIC CORP	    COM		907818108       4,528     55,360   SH		SOLE	NONE    55,360  0
UNITED CAPITAL CORP	    COM		909912107       4,900	 201,400   SH		SOLE	NONE   201,400	0
WABASH NATIONAL CORP	    COM		929566107       1,254    155,000   SH		SOLE	NONE   155,000  0
WINTHROP RLTY TR	    COM		976391300	  865	  70,000   SH		SOLE	NONE	70,000	0


Options


CITIGROUP INC               COM         172967101         391    100,000   SH	CALL	SOLE	NONE   100,000  0
JACK IN THE BOX INC         COM		466367109       4,288	 200,000   SH	CALL	SOLE	NONE   200,000	0
LAMAR ADVERTISING CO	    COM	CL A	512815101         955     30,000   SH	CALL	SOLE	NONE    30,000  0
MCCLATCHY CO	    	    COM	CL A	579489105         472    120,000   SH	CALL	SOLE	NONE   120,000  0
ISTAR FINANCIAL INC         COM		45031U101       1,377    450,000   SH	CALL	SOLE	NONE   450,000  0
SEARS HOLDINGS CORPORATION  COM         812350106      45,449 	 630,000   SH   CALL    SOLE    NONE   630,000  0
ISHARES TR INDEX	    ETF         464287655      20,250 	 300,000   SH   PUT     SOLE    NONE   300,000  0
SPDR SERIES TRUST	    ETF		78462F103      31,386	 275,000   SH	PUT	SOLE	NONE   275,000  0




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